Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (107)	£ (145)
Income statement (charge)/credit	(115)	(36)
Transfers/reclassifications	(39)	(3)
Credited/(charged) to other comprehensive income	(312)	77
Ending balance	(573)	(107)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(65)	(52)
Income statement (charge)/credit	(58)	(13)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	(123)	(65)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(27)	(98)
Income statement (charge)/credit	(67)	(62)
Transfers/reclassifications	5	0
Credited/(charged) to other comprehensive income	(419)	133
Ending balance	(508)	(27)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(100)	(58)
Income statement (charge)/credit	0	0
Transfers/reclassifications	(16)	12
Credited/(charged) to other comprehensive income	109	(54)
Ending balance	(7)	(100)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10)	(8)
Income statement (charge)/credit	(1)	0
Transfers/reclassifications	1	0
Credited/(charged) to other comprehensive income	(2)	(2)
Ending balance	(12)	(10)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15	13
Income statement (charge)/credit	(7)	2
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	8	15
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	39	18
Income statement (charge)/credit	39	21
Transfers/reclassifications	(10)	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	68	39
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	41	40
Income statement (charge)/credit	(21)	16
Transfers/reclassifications	(19)	(15)
Credited/(charged) to other comprehensive income	0	0
Ending balance	£ 1	£ 41